Share Capital (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Share Capital

14	Share Capital

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s

20,952,824 (31 January 2018: 306,028) Ordinary shares	116,491	68,727

Ordinary shares
	6 months to 31 July 2018 NZ $000’s	6 months to 31 January 2018 NZ $000’s

At the beginning of the reporting period	68,727	40,667
Issuance of ordinary shares:
- Cash collected	17,165	10,271
- Settle Shareholder loan	12,244	-
- Shares issued in lieu of consultancy fee	692	-
Convertible notes converted	4,159	17,789
Business combination with Naked Brand Group Inc.	14,196	-
At the end of the reporting period	117,183	68,727

The holders of ordinary shares are entitled to participate in dividends and the proceeds on winding up of the Company. On a show of hands at meetings of the Company, each holder of ordinary shares has one vote in person or by proxy, and upon a poll each share is entitled to one vote.

The Company does not have authorised capital or par value in respect of its shares.

	For the Year Ended 31 July 2018 Number	For the 6 Months Ended 31 January 2018 Number

Naked Brand Group Limited shares issued on close of the merger between Bendon Limited and Naked Brand Group Inc.
- Bendon shareholders	18,617,719	305,136
- Naked shareholders	2,068,438	-
Shares issued during the period	266,667	-
At the end of the period	20,952,824	305,136

The number of shares for the 6 months ended 31 January 2018 relates to the pre-merger entity Bendon Limited.

Bendon Limited [Member]
Disclosure of classes of share capital [line items]
Share Capital

18	Share Capital

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
306,028 (2017: 274,839, 2016: 250,000, 2015: 250,000) Ordinary shares	68,727	27,948	3,108	3,108

(a)	Ordinary shares

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

At the beginning of the reporting period	27,948	3,108	3,108	3,108
Issuance of new shares	22,990	24,840	-	-
Convertible note maturity	17,789	-	-	-
At the end of the reporting period	68,727	27,948	3,108	3,108

The holders of ordinary shares are entitled to participate in dividends and the proceeds on winding up of the Company. On a show of hands at meetings of the Company, each holder of ordinary shares has one vote in person or by proxy, and upon a poll each share is entitled to one vote.

The Company does not have authorised capital or par value in respect of its shares.

	For the Year	For the Year	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	Number	Number	Number	Number
At the beginning of the period	274,839	250,000	250,000	250,000
Shares issued during the period	31,189	24,839	-	-
At the end of the period	306,028	274,839	250,000	250,000

(b)	Other equity

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Value of conversion rights - convertible notes	17,789	-	-	-

The amount shown for other equity is the value of the conversion rights relating to the 15% convertible notes, details of which are shown in note 16(d).

(c)	Capital Management

The key objectives of the Company when managing capital is to safeguard its ability to continue as a going concern and maintain optimal benefits to stakeholders. Management also aims to maintain a capital structure that ensures the lowest cost of capital available to the entity. The Company defines capital as its equity and net debt.

There has been no change to capital risk management policies during the year.

Management are constantly adjusting the capital structure to take advantage of favourable costs of capital or high return on assets. As the market is constantly changing, management may change the amount of dividends to be paid to shareholders, return capital to shareholders or sell assets to reduce debt. The Group is not subject to any externally imposed capital requirements.

The gearing ratio is as follows:

		2018	2017	30 June 2016	30 June 2015
	Note	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Total borrowings	16	52,121	68,998	77,593	56,273
Less Cash and cash equivalents	8	(10,739)	(2,644)	(4,193)	(1,246)
Net debt		41,382	66,354	73,400	55,027
Equity		(5,710)	(9,044)	(17,876)	2,839
Total Captial		35,672	57,310	55,524	57,866
Gearing ratio		116%	116%	132%	95%